Fair Value Measurements (Changes in Fair Value of Level Three Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Other Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		¥ 74,641	¥ 75,837
Total realized and unrealized gains (losses), included in earnings	[1]	(2,653)	1,397
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	(2,316)	153
Purchases		657	522
Settlements		(56,866)	(3,268)
Ending balance		13,463	74,641
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[1]	(2,653)	1,397
Available-for-sale securities | Japanese corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		3,506	1,011
Total realized and unrealized gains (losses), included in earnings	[1]	6
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	30	(5)
Purchases		2,798	2,500
Sales		(3,000)
Transfers into level 3	[3]	2,002
Transfers out of level 3	[4]	(1,996)
Ending balance		3,346	3,506
Available-for-sale securities | Foreign corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		9,491	6,807
Total realized and unrealized gains (losses), included in earnings	[1]	458	522
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	(791)	593
Purchases		11,214	15,222
Sales		(4,872)
Settlements		(641)	(4,653)
Transfers into level 3	[3]	1,498
Transfers out of level 3	[4]	(504)	(9,000)
Ending balance		15,853	¥ 9,491
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[1]	(56)
Available-for-sale securities | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases		1,000
Settlements		(116)
Ending balance		¥ 884

[1]	Earning effects are included in financial services revenue in the consolidated statements of income.
[2]	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.
[3]	Certain corporate bonds were transferred into level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.
[4]	Certain corporate bonds were transferred out of level 3 because quoted prices became available.